Revenue - Collaboration Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Collaboration Revenue	$ 819	$ 1,041	$ 2,313
Japan
Revenues
Collaboration Revenue	19	41	45
Lynparza and Selumetinb | MSD
Revenues
Collaboration Revenue	610	790	1,247
Crestor | Almirall
Revenues
Collaboration Revenue	39	61
Zoladex | TerSera
Revenues
Collaboration Revenue		35	250
Anaesthetics Medicines | Aspen
Revenues
Collaboration Revenue			150
Brodalumab | Valeant and Leo
Revenues
Collaboration Revenue			150
MEDI8897 | Sanofi
Revenues
Collaboration Revenue	34		127
Upfront Revenue
Revenues
Collaboration Revenue		10	114
Milestone Revenue
Revenues
Collaboration Revenue	5	4	87
Royal Revenue
Revenues
Collaboration Revenue	62	49	108
Other collaboration revenue
Revenues
Collaboration Revenue	$ 50	$ 51	$ 35